Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of SPDR® Series Trust,

In planning and performing our audits of the financial statements of State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly SPDR Portfolio S&P 1500 Composite Stock Market ETF), State Street SPDR Portfolio S&P 500 ETF (formerly SPDR Portfolio S&P 500 ETF), State Street SPDR Portfolio S&P 600 Small Cap ETF (formerly SPDR Portfolio S&P 600 Small Cap ETF), State Street SPDR Russell 1000 Yield Focus ETF (formerly SPDR Russell 1000 Yield Focus ETF), State Street SPDR Russell 1000 Momentum Focus ETF (formerly SPDR Russell 1000 Momentum Focus ETF), State Street SPDR Russell 1000 Low Volatility Focus ETF (formerly SPDR Russell 1000 Low Volatility Focus ETF), State Street SPDR Portfolio S&P 500 Growth ETF (formerly SPDR Portfolio S&P 500 Growth ETF), State Street SPDR Portfolio S&P 500 Value ETF (formerly SPDR Portfolio S&P 500 Value ETF), State Street SPDR Portfolio S&P 500 High Dividend ETF (formerly SPDR Portfolio S&P 500 High Dividend ETF), State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF (formerly SPDR S&P 500 Fossil Fuel Reserves Free ETF), State Street SPDR Portfolio S&P 400 Mid Cap ETF (formerly SPDR Portfolio S&P 400 Mid Cap ETF), State Street SPDR S&P 400 Mid Cap Growth ETF (formerly SPDR S&P 400 Mid Cap Growth ETF), State Street SPDR S&P 400 Mid Cap Value ETF (formerly SPDR S&P 400 Mid Cap Value ETF), State Street SPDR S&P 600 Small Cap Growth ETF (formerly SPDR S&P 600 Small Cap Growth ETF), State Street SPDR S&P 600 Small Cap Value ETF (formerly SPDR S&P 600 Small Cap Value ETF), State Street SPDR Global Dow ETF (formerly SPDR Global Dow ETF), State Street SPDR Dow Jones REIT ETF (formerly SPDR Dow Jones REIT ETF), State Street SPDR S&P Bank ETF (formerly SPDR S&P Bank ETF), State Street SPDR S&P Capital Markets ETF (formerly SPDR S&P Capital Markets ETF), State Street SPDR S&P Insurance ETF (formerly SPDR S&P Insurance ETF), State Street SPDR S&P Regional Banking ETF (formerly SPDR S&P Regional Banking ETF), State Street SPDR NYSE Technology ETF (formerly SPDR NYSE Technology ETF), State Street SPDR S&P Dividend ETF (formerly SPDR S&P Dividend ETF), State Street SPDR S&P Aerospace & Defense ETF (formerly SPDR S&P Aerospace & Defense ETF), State Street SPDR S&P Biotech ETF (formerly SPDR S&P Biotech ETF), State Street SPDR S&P Health Care Equipment ETF (formerly SPDR S&P Health Care Equipment ETF), State Street SPDR S&P Health Care Services ETF (formerly SPDR S&P Health Care Services ETF), State Street SPDR S&P Homebuilders ETF (formerly SPDR S&P Homebuilders ETF), State Street SPDR S&P Metals & Mining ETF (formerly SPDR S&P Metals & Mining ETF), State Street SPDR S&P Oil & Gas Equipment & Services ETF (formerly SPDR S&P Oil & Gas Equipment & Services ETF), State Street SPDR S&P Oil & Gas Exploration & Production ETF (formerly SPDR S&P Oil & Gas Exploration & Production ETF), State Street SPDR S&P Pharmaceuticals ETF (formerly SPDR S&P Pharmaceuticals ETF), State Street SPDR S&P Retail ETF (formerly SPDR S&P Retail ETF), State Street SPDR S&P Semiconductor ETF (formerly SPDR S&P Semiconductor ETF), State Street SPDR S&P Software & Services ETF (formerly SPDR S&P Software & Services ETF), State Street SPDR S&P Telecom ETF (formerly SPDR S&P Telecom ETF), State Street SPDR S&P Transportation ETF (formerly SPDR S&P Transportation ETF), State Street SPDR S&P 1500 Value Tilt ETF (formerly SPDR S&P 1500 Value Tilt ETF), State Street SPDR S&P 1500 Momentum Tilt ETF (formerly SPDR S&P 1500 Momentum Tilt ETF), State Street SPDR US Large Cap Low Volatility Index ETF (formerly SPDR SSGA US Large Cap Low Volatility Index ETF), State Street SPDR US Small Cap Low Volatility Index ETF (formerly SPDR SSGA US Small Cap Low Volatility Index ETF), State Street SPDR MSCI USA StrategicFactors℠ ETF (formerly SPDR MSCI USA StrategicFactors℠ ETF), State Street SPDR ICE Preferred Securities ETF (formerly SPDR ICE Preferred Securities ETF), State Street SPDR FactSet Innovative Technology ETF (formerly SPDR FactSet Innovative Technology ETF), State Street SPDR MSCI USA Gender Diversity ETF (formerly SPDR MSCI USA Gender Diversity ETF), State Street SPDR S&P Kensho Intelligent Structures ETF (formerly SPDR S&P Kensho Intelligent Structures ETF), State Street SPDR S&P Kensho Smart Mobility ETF (formerly SPDR S&P Kensho Smart Mobility ETF), State Street SPDR S&P Kensho Future Security ETF (formerly SPDR S&P Kensho Future Security ETF), State Street SPDR S&P Kensho New Economies Composite ETF (formerly SPDR S&P Kensho New Economies Composite ETF), State Street SPDR S&P Kensho Clean Power ETF (formerly SPDR S&P Kensho Clean Power ETF), State Street SPDR S&P Kensho Final Frontiers ETF (formerly SPDR S&P Kensho Final Frontiers ETF), State Street SPDR S&P 500 ESG ETF (formerly SPDR S&P 500 ESG ETF), State Street SPDR Portfolio S&P Sector Neutral Dividend ETF (formerly SPDR Portfolio S&P Sector Neutral Dividend ETF), State Street SPDR Portfolio Nasdaq® 100 ETF, State Street SPDR Bloomberg 1-3 Month T-Bill ETF (formerly SPDR Bloomberg 1-3 Month T-Bill ETF), State Street SPDR Portfolio TIPS ETF (formerly SPDR Portfolio TIPS ETF), State Street SPDR Bloomberg 1-10 Year TIPS ETF (formerly SPDR Bloomberg 1-10 Year TIPS ETF), State Street SPDR Portfolio Short Term Treasury ETF (formerly SPDR Portfolio Short Term Treasury ETF), State Street SPDR Portfolio Long Term Treasury ETF (formerly SPDR Portfolio Long Term Treasury ETF), State Street SPDR Portfolio Intermediate Term Treasury ETF (formerly SPDR Portfolio Intermediate Term Treasury ETF), State Street SPDR Portfolio Short Term Corporate Bond ETF (formerly SPDR Portfolio Short Term Corporate Bond ETF), State Street SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly SPDR Portfolio Intermediate Term Corporate Bond ETF), State Street SPDR Portfolio Long Term Corporate Bond ETF (formerly SPDR Portfolio Long Term Corporate Bond ETF), State Street SPDR Portfolio Corporate Bond ETF (formerly SPDR Portfolio Corporate Bond ETF), State Street SPDR Bloomberg Convertible Securities ETF (formerly SPDR Bloomberg Convertible Securities ETF), State Street SPDR Portfolio Mortgage Backed Bond ETF (formerly SPDR Portfolio Mortgage Backed Bond ETF), State Street SPDR Portfolio Aggregate Bond ETF (formerly SPDR Portfolio Aggregate Bond ETF), State Street SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen ICE Municipal Bond ETF), State Street SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen ICE Short Term Municipal Bond ETF), State Street SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen ICE High Yield Municipal Bond ETF), State Street SPDR Bloomberg High Yield Bond ETF (formerly SPDR Bloomberg High Yield Bond ETF), State Street SPDR Bloomberg Short Term High Yield Bond ETF (formerly SPDR Bloomberg Short Term High Yield Bond ETF), State Street SPDR Bloomberg Investment Grade Floating Rate ETF (formerly SPDR Bloomberg Investment Grade Floating Rate ETF), State Street SPDR Portfolio High Yield Bond ETF (formerly SPDR Portfolio High Yield Bond ETF), State Street SPDR Bloomberg Emerging Markets USD Bond ETF (formerly SPDR Bloomberg Emerging Markets USD Bond ETF), State Street SPDR Bloomberg 3-12 Month T-Bill ETF (formerly SPDR Bloomberg 3-12 Month T-Bill ETF), State Street SPDR Portfolio Treasury ETF (formerly SPDR Portfolio Treasury ETF), State Street SPDR Portfolio Ultra Short T-Bill ETF (the “Funds”) (seventy-eight of the series constituting SPDR® Series Trust (the “Trust”)) as of and for the year (or period) ended June 30, 2026 in accordance with the standards of the Public Company Accounting Oversight Board (United States)(PCAOB), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinions on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust’s internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be a material weakness as defined above as of June 30, 2026.

This report is intended solely for the information and use of management and the Board of Trustees of SPDR® Series Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Boston, Massachusetts

August 27, 2026